Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in demographic assumptions	$ (4)	$ (164)
Changes in financial assumptions	1,977	(828)
Experience adjustments	59	(22)
Return on plan assets (excluding interest based on discount rate)	(910)	268
Total remeasurements of employee benefit plans	1,122	(746)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in demographic assumptions	(11)	(65)
Changes in financial assumptions	186	(134)
Experience adjustments	(22)	(35)
Total remeasurements of employee benefit plans	$ 153	$ (234)